Taxation - Summary of Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Beginning Balance	¥ (112,838)	¥ (74,607)	¥ (80,320)
Movement	4,237	(38,231)	5,713
Ending Balance	¥ (108,601)	¥ (112,838)	¥ (74,607)